Significant Changes in the Current Reporting Period - Additional Information (Details) - USD ($)		3 Months Ended
	Sep. 10, 2019	Sep. 30, 2019	Sep. 30, 2018	Jun. 30, 2019
Disclosure Of Significant Changes In Current Reporting Period [Line Items]
Revenue recognized		$ 0
Trade receivable		$ 1,872,000		$ 1,739,000
Grunenthal
Disclosure Of Significant Changes In Current Reporting Period [Line Items]
Revenue recognized	$ 15,000,000		$ 0
Trade receivable	$ 15,000,000